Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (108,820)	$ (17,077)	¥ (296,140)	¥ (906,490)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	12,356	1,939	15,225	12,289
Share-based compensation expenses	3,793	596	11,898	17,847
Provision/(reversal) for doubtful accounts and credit losses	(7,276)	(1,142)	50,965	961,851
Impairment on prepayment for long-term investment				200,000
Impairment loss of goodwill and intangible assets	3,096	486	69,358
Impairment loss on equity investment			15,908	200,000
Loss from equity-method investments			11,523	8,149
Accretion of debt instrument			18,947	7,343
Deferred income tax	1,845	290	46,915	(17,263)
Loss from disposal of a subsidiary	5,498	863
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	(2,415)	(379)	108	112,540
Short-term and long-term financial guarantee assets	6,523	1,024	83,806	(86,939)
Accounts receivable	10,473	1,643	17,162	(49,780)
Amounts due from related parties, net	3,486	547	(8,076)	83,020
Prepayments and other current assets	4,636	727	12,299	2,112
Short-term and long-term funding debts			(22,210)	(172,792)
Accounts payable	11,281	1,770	(47,362)	15,070
Amounts due to related parties	18,989	2,980	261,229	(30,495)
Tax payable	3,859	606	(12,755)	(5,539)
Financial guarantee liabilities	(6,523)	(1,024)	(81,673)	86,397
Accrued expenses and other liabilities	7,017	1,100	(91,149)	(63,737)
Net cash provided by/(used in) operating activities	(32,182)	(5,051)	56,963	175,079
Cash flows from investing activities:
Purchase of property, equipment and software	(177)	(28)	(97,801)	(10,015)
Proceeds from disposal of property, equipment and software	1,964	308	924
Prepayment for financing receivable				(200,000)
Financing receivables facilitated	(326,637)	(51,256)	(360,984)	(1,988,899)
Collection of principal on financing receivables	306,835	48,149	691,655	2,313,229
Collection of loan from a third party				135,296
Net cash advances to Jimu Group	232	36	293	(697,754)
Loans provided to Jimu Group			(40,000)	(137,000)
Collection of loan from Jimu Group			40,000	122,000
Purchase of long-term investments			(41,494)	(91,500)
Equity transfer consideration paid to Jimu Group				(23,000)
Prepayment for of intent acquisition (Note 7)	(100,000)	(15,692)
Net cash outflow from disposal of subsidiary	(1,681)	(264)
Net cash (used in)/provided by investing activities	(119,464)	(18,747)	192,619	(538,702)
Cash flows from financing activities:
Proceeds from short-term and long-term borrowings			50,000	495,000
Repayment of short-term borrowings and long-term borrowings	(130,000)	(20,400)	(320,000)	(315,000)
Loan received from third parties				17,000
Loan repayment to third parties				(17,000)
Repayment of loans to Jimu Group			100,000	(23,831)
Proceeds from funding debts				682,100
Proceeds from related parties as funding debt	472	74
Principal repayments on funding debts	(2,811)	(441)	(296,659)	(904,074)
Proceeds from issuance of convertible loans			400,000
Proceeds from issuance of debt instrument				100,000
Repayment of debt instrument			(100,000)
Proceeds from exercise of options	1		20	26
Proceeds from capital injection by non-controlling shareholders	4	1		170,151
Proceeds from notes payable				20,000
Repayment of notes payable			(20,000)
Net cash provided by/(used in) financing activities	(132,334)	(20,766)	(286,639)	224,372
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(13,578)	(2,131)	(21,503)	10,114
Net decrease in cash, cash equivalents and restricted cash	(297,558)	(46,695)	(58,560)	(129,137)
Cash, cash equivalents and restricted cash at beginning of the year	522,344	81,968	580,904	710,041
Cash and cash equivalents at beginning of the year	377,160	59,185	102,755	457,442
Restricted cash at beginning of the year	137,220	21,533	382,695	252,599
Non-current restricted time deposits at beginning of the year	7,964	1,250	95,454
Cash, cash equivalents and restricted cash at end of the year	224,786	35,273	522,344	580,904
Cash and cash equivalents at end of the year	217,901	34,193	377,160	102,755
Restricted cash at end of the year	1,468	230	137,220	382,695
Non-current restricted time deposits at end of the year	5,417	850	7,964	95,454
Supplemental disclosure of cash flow information:
Cash paid for interest and funding cost	36,654	5,752	49,473	64,121
Cash paid for income tax expense	1,097	172	6,455	33,419
Non-cash investing activities:
Net off amount due to Jimu Group arising from acquisition of Ganzhou Micro Finance with due from Jimu Group				230,000
Infrarisk [Member]
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Change in the fair value of contingent consideration payable from acquisition of Infrarisk	¥ 0	$ 0	985	1,496
Cash flows from investing activities:
Purchase of Infrarisk, net of cash acquired (Note 4)				(3,650)
Non-cash investing activities:
Contingent payables related to acquisition of Infrarisk				(11,215)
Ganzhou Micro Finance [Member]
Cash flows from investing activities:
Cash acquired due to acquisition				42,591
Non-cash investing activities:
Net off amount due to Jimu Group arising from acquisition of Ganzhou Micro Finance with due from Jimu Group				¥ 230,000
Qilehui Credit Information Co Ltd [Member]
Cash flows from investing activities:
Cash acquired due to acquisition			¥ 26